Long-term Incentive Plan	12 Months Ended
Dec. 31, 2024
Disclosure of long-term incentive plan [abstract]
Long-term incentive plan	Long-term incentive plan

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Opening balance	78.9	53.0
Charge to income statement	14.5	55.8
Salares Norte project costs capitalised	—	2.3
Payments	(38.2)	(32.0)
Translation adjustment	(4.2)	(0.2)
Balance at end of the year[1,2]	51.0	78.9
Current portion of long-term incentive plan	(31.0)	(38.4)
Non-current portion of long-term incentive plan	20.0	40.5
[1]Senior and middle management receive awards under the LTIP. The performance conditions of the LTIP are approved annually by the Remuneration Committee.
Performance conditions are based on the same conditions as the share-based payments plan. The expected timing of the cash outflows in respect of each grant is at the end of three years after the original award was made.
[2]The value of instruments granted during the year ended 31 December 2024, 2023 and 2022 were valued using the Monte Carlo simulation model:

	2024	2023	2022

The inputs to the model for instruments granted during the year were as follows:
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	52.6%	51.0%	51.0%
– expected term (years)	3 years	3 years	3 years
– dividend yield*	n/a	n/a	n/a
– average three-year risk free interest rate (based on US interest rates)	3.9%	2.6%	2.6%
– weighted average fair value (United States dollars)	14.1	9.8	10.2

*There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.